Income Taxes (Tables)	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Schedule of income tax benefit
The provision for income taxes consists of the following for the years ended January 31:

	2021	2020
Current income taxes
Federal	$—	$—
State	8	8
Foreign	69	3
Deferred income taxes	—	—

Total income tax expense	$77	$11

Schedule of effective income tax rate reconciliation
A reconciliation of income tax expense at the U.S. federal statutory income tax rate to annual income tax expense at the Company’s effective tax rate is as follows:

	2021		2020
Income tax expense computed at U.S. federal statutory income tax rate	$(11,628)	21.0%	$(10,050)	21.0%
State income taxes	(2,257)	4.1%	(1,951)	4.1%
Permanent items	321	-0.6%	943	-2.0%
Valuation Allowance	13,632	-24.6%	11,617	-24.3%
Other	9	0.0%	(548)	1.2%

Income tax expense computed at U.S. federal statutory income tax rate	$77	-0.1%	$11	0.0%

Schedule of deferred tax assets (liabilities)	Significant components of the Company’s deferred tax assets (liabilities) are as follows:

	2021	2020
Deferred tax assets
Net operating loss carryforward	$38,933	$25,296
Accruals and other	757	463
Intangibles	136	135
Depreciation and amortization	70	—
Deferred Revenue	2,754	3,094

Gross deferred tax assets	42,650	28,988
Valuation allowance	(41,849)	(28,214)

Net deferred tax asset	801	774
Deferred tax liabilities
Depreciation and amortization	—	(23)
Deferred costs	(801)	(751)

Net deferred tax assets (liabilities)	$—	$—

Summary of deferred tax asset valuation allowance
The table below details the activity of the deferred tax asset valuation allowance:

Deferred tax asset valuation allowance	Beginning Balance	Charged to Costs & Expenses	Deductions	Ending Balance
Year Ended
January 31, 2021	$28,214	13,635	—	$41,849
January 31, 2020	$16,598	11,616	—	$28,214

LGL Systems Acquisition Corp [Member]
Income Tax Disclosure [Line Items]
Schedule of income tax benefit
The income tax provision (benefit) for the year ended December 31, 2020 and for the period from April 30, 2019 (inception) through December 31, 2019 consists of the following:

	Year Ended December 31, 2020	For the Period from April 30, 2019 (inception) through December 31, 2019
Federal
Current	$10,289	$—
Deferred	27,275	(27,275)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	—	—

Income tax provision (benefit)	$37,564	$(27,275)

Schedule of effective income tax rate reconciliation
A reconciliation of the federal income tax rate to the Company’s effective income tax rate at December 31, 2020 and 2019 is as follows:

	December 31, 2020 (As Restated)	December 31, 2019 (As Restated)
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Offering costs associated with warrants recorded as liabilities	0.0%	(9.6)%
Change in fair value of warrant liabilities	(21.4)%	(8.9)%

Effective income tax rate	(0.4)%	2.5%

Schedule of deferred tax assets (liabilities)
The Company’s net deferred tax asset at December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Deferred tax asset
Net operating loss carryforward	$—	$27,275
Valuation allowance	—	—

Deferred tax asset	$—	$27,275